Transactions With Related Parties	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Transactions With Related Parties
17.
TRANSACTIONS WITH RELATED PARTIES

In 2020, the Group formed CMV with a subsidiary of China Merchants Group (the “China JV Investment”). The Group owns 10% of CMV.

In 2021, the Group sold an ocean ship, the Viking Yidun, to CMV. CMV financed the purchase and VCL guaranteed 10% of CMV’s obligations under the financing, up to a maximum of $45.0 million. In connection with the Group’s acquisition of the Viking Yidun (described below), CMV repaid its financing, and VCL’s guarantee was subsequently released.

In the first quarter of 2026, the Group acquired the Viking Yidun. See Note 7. Prior to the acquisition, the Group had a cruise accommodation agreement with CMV that began in the third quarter of 2024 for all cabins on the Viking Yidun. In the first quarter of 2026, which was the final period the cruise accommodation agreement impacted the Group’s results, the Group recognized $3.5 million of vessel operating expenses related to non-lease components and variable lease payments for the accommodation agreement. In connection with the acquisition of the Viking Yidun, the Group has the contractual right to receive $41.4 million in compensation from CMV for which the enforceability of uncollected amounts is not virtually certain. During the three and six months ended June 30, 2026, the Group recognized $0.8 million in onboard and other revenue related to amounts received from CMV.

In the first quarter of 2026, the Group recognized a $5.2 million impairment loss, included in other financial income (loss) in the interim condensed consolidated statement of operations, related to its investment in CMV. The carrying amount of the Group’s investment in CMV, which is included in other non-current assets on the interim condensed consolidated statements of financial position, was $8.5 million and $1.3 million as of June 30, 2026 and December 31, 2025, respectively.

In the first quarter of 2026, the Group disbursed a loan for CNY 253.0 million ($36.9 million) to CMV. The loan is interest bearing at 2.9% and matures in January 2027. As of June 30, 2026, the balance of the related party loan was $5.5 million and is included in accounts and other receivables on the interim condensed consolidated statement of financial position.